Employee Option Plans (Details) - Schedule of Matrix stock-based compensation activity (and not Magic software) - Matrix [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of Matrix stock-based compensation activity (and not Magic software) [Line Items]
Number of options, Outstanding at beginning of year | shares	1,725,512
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 10.17
Weighted average remaining contractual term, Outstanding at beginning of year	3 years 266 days
Aggregate intrinsic value, Outstanding at beginning of year | $	$ 17,153
Number of options, Exercised | shares	(51,378)
Weighted average exercise price, Exercised | $ / shares
Weighted average remaining contractual term, Exercised
Aggregate intrinsic value, Exercised | $	$ (689)
Number of options, Granted | shares
Weighted average exercise price, Granted | $ / shares
Weighted average remaining contractual term, Granted
Aggregate intrinsic value, Granted | $
Number of options, Outstanding at end of year | shares	1,674,134
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 10.70
Weighted average remaining contractual term, Outstanding at end of year	2 years 321 days
Aggregate intrinsic value, Outstanding at end of year | $	$ 19,935
Number of options, Exercisable at end of year | shares	811,378
Weighted average exercise price, Exercisable at end of year | $ / shares
Weighted average remaining contractual term, Exercisable at end of year
Aggregate intrinsic value, Exercisable at end of year | $	$ 9,386